Quarterly Results of Operations	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
(22)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2014:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2014:
Interest and dividend income	$8,658	8,734	8,994	8,294
Interest expense	2,338	2,354	2,186	2,001

Net interest income	6,320	6,380	6,808	6,293
Provision for loan losses	380	(261)	(892)	(1,500)

Net interest income after provision for loan losses	5,940	6,641	7,700	7,793
Noninterest income	1,598	1,945	2,393	1,904
Noninterest expense	7,324	7,447	7,563	11,582

Income (loss) before income taxes	214	1,139	2,530	(1,885)
Income tax expense (benefit)	(140)	214	577	(852)

Net income (loss)	$354	925	1,953	(1,033)

Basic earnings (loss) per share	$0.05	0.13	0.27	(0.14)

Diluted earnings (loss) per share	$0.05	0.13	0.27	(0.14)

Weighted average shares outstanding:
Basic	7,416,716	7,376,726	7,265,597	7,165,957

Diluted	7,416,716	7,376,726	7,265,597	7,165,957

Summarized unaudited quarterly operating results for the year ended December 31, 2013:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
December 31, 2013:
Interest and dividend income	$9,305	8,994	8,795	8,763
Interest expense	2,914	2,794	2,496	2,377

Net interest income	6,391	6,200	6,299	6,386
Provision for loan losses	376	406	426	396

Net interest income after provision for loan losses	6,015	5,794	5,873	5,990
Noninterest income	2,483	2,828	1,769	2,292
Noninterest expense	7,274	7,124	6,984	7,256

Income before income taxes	1,224	1,498	658	1,026
Income tax expense (benefit)	240	332	122	(50)

Net income	$984	1,166	536	1,076

Basic earnings per share	$0.13	0.16	0.07	0.14

Diluted earnings per share	$0.13	0.16	0.07	0.14

Weighted average shares outstanding:
Basic	7,488,445	7,488,906	7,483,582	7,430,970

Diluted	7,488,445	7,488,906	7,483,582	7,430,970